CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive income (Loss) [Member]	Accumulated deficit [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2011	$ 7,844	$ 119		$ 70,176		$ 443	$ (63,514)	$ 620
Balance, shares at Dec. 31, 2011		8,918,647
Issuance of warrants to shareholders	708			708
Other comprehensive income	32					25		7
Net income (loss)	(2,055)						(2,051)	(4)
Balance at Dec. 31, 2012	6,529	119		70,884		468	(65,565)	623
Balance, shares at Dec. 31, 2012		8,918,647
Other comprehensive income	99					79		20
Net income (loss)	(2,643)						(2,635)	(8)
Balance at Dec. 31, 2013	3,985	119		70,884		547	(68,200)	635
Balance, shares at Dec. 31, 2013	8,918,647	8,918,647
Other comprehensive income	(14)					(11)		(3)
Cashless Warrants exercise			[1]		[1]
Cashless Warrants exercise, shares		69,749
Net income (loss)	201						208	(7)
Balance at Dec. 31, 2014	$ 4,172	$ 119		$ 70,884		$ 536	$ (67,992)	$ 625
Balance, shares at Dec. 31, 2014	8,988,396	8,988,396

[1]	Represents an amount lower than $1.